Provisions, Movement in Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Movement in Provisions [Abstract]
At the beginning of the financial year	$ 23,266	$ 20,820
Acquisitions through business combinations	34,840
Amounts capitalised for changes in underlying costs and estimates	408	2,101
Charged/(credited) to the Consolidated Statement of Profit or Loss [Abstract]
Changes in underlying costs and estimates	4,735	3,904
Released during the year	(2,270)
Unwinding of discount rate	337	265
Transfers and other movements	(819)	59
Utilisation	(16,291)	(3,883)
At the end of the financial year	44,206	23,266
Employee Benefit [Member]
Movement in Provisions [Abstract]
At the beginning of the financial year	3,984	3,953
Acquisitions through business combinations	9,094
Amounts capitalised for changes in underlying costs and estimates	0	0
Charged/(credited) to the Consolidated Statement of Profit or Loss [Abstract]
Changes in underlying costs and estimates	4,735	3,904
Released during the year	0
Unwinding of discount rate	0	0
Transfers and other movements	(83)	10
Utilisation	(13,465)	(3,883)
At the end of the financial year	4,265	3,984
Mine Closure and Rehabilitation [Member]
Movement in Provisions [Abstract]
At the beginning of the financial year	19,282	16,867
Acquisitions through business combinations	4,265
Amounts capitalised for changes in underlying costs and estimates	408	2,101
Charged/(credited) to the Consolidated Statement of Profit or Loss [Abstract]
Changes in underlying costs and estimates	0	0
Released during the year	0
Unwinding of discount rate	320	265
Transfers and other movements	(736)	49
Utilisation	(829)	0
At the end of the financial year	22,710	19,282
Onerous Contracts [Member]
Movement in Provisions [Abstract]
At the beginning of the financial year	0	0
Acquisitions through business combinations	21,481
Amounts capitalised for changes in underlying costs and estimates	0	0
Charged/(credited) to the Consolidated Statement of Profit or Loss [Abstract]
Changes in underlying costs and estimates	0	0
Released during the year	(2,270)
Unwinding of discount rate	17	0
Transfers and other movements	0	0
Utilisation	(1,997)	0
At the end of the financial year	$ 17,231	$ 0